Current and long-term debt - $116.0 million Sale and Leaseback (Details)	1 Months Ended
	Aug. 31, 2018 USD ($) tanker	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,552,473,000	$ 2,910,315,000
$116.0 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued	$ 116,000,000
Borrowings	$ 114,800,000	$ 106,000,000	$ 112,700,000
Sale leaseback transaction, term	7 years
Sale leaseback, option to purchase period	3 years
Minimum ratio for fair value of vessels	111.00%
STI Gramercy and STI Queens [Member] | MR [Member] | Vessels [member] | $116.0 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	2
Borrowings	$ 23,800,000
Finance lease daily rate per vessel	$ 7,935
STI Oxford and STI Selatar [Member] | LR2 [Member] | Vessels [member] | $116.0 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	2
Borrowings	$ 33,700,000
Finance lease daily rate per vessel	$ 11,040